Other liabilities - Summary of other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Other liabilities [abstract]
Net defined benefit liability	€ 152	€ 164
Other post-employment benefits	38	30
Other staff-related liabilities	784	719
Other taxation and social security contributions	899	641
Rents received in advance	14	14
Costs payable	1,764	2,170
Amounts to be settled	4,290	6,509
Lease liabilities	1,116	1,162
Other	3,311	2,258
Other liabilities	€ 12,369	€ 13,667